RESTRICTED CASH (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Pledged cash deposit range	10.00%
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Pledged cash deposit range	20.00%
Jinshang Leasing [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash deposited with banks	$ 4,500,000	$ 400,000
Dongsheng Guarantee [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash pledged with banks as guarantor deposits	$ 23,400,000	$ 28,100,000